Financial Instrument Risk Exposure and Risk Management (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 11, 2023	Dec. 31, 2024	Dec. 31, 2023	Sep. 13, 2024
Financial Instrument Risk Exposure and Risk Management [Line items]
Net loss		$ (77,081)	$ (41,083)
Financing Package			80,000
Senior secured debt facility			60,000
Loans received			45,000	$ 15,000
Proceeds from issuing shares	$ 10,000	26	22,336
Cash		5,000
Accounts payable and accrued liabilities		240
Net gain		1,774
One Tranches [Member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Proceeds from issuing shares			10,000
Two Tranches [Member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Proceeds from issuing shares			10,000
Credit Risk [member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Carrying value of these financial assets		$ 32,474
Interest Rate Risk [member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Variables held constant		1.00%
Net loss		$ 9	7
Liquidity Risk [Member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Proceeds from issuing shares			20,000
Foreign Currency Risk [Member]
Financial Instrument Risk Exposure and Risk Management [Line items]
Cash		15,858	37,245
Loans and borrowings		49,205	29,363
Accounts payable and accrued liabilities		$ 421	94
Currency exchange rate		5.00%
Net gain			$ 378